Committments, Contingencies and Other Matters (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
2012 (6 months)	$ 157,000	$ 86,000
2013	375,000	92,000
2014	402,000	98,000
2015	306,000	105,000
Total minimum lease payments	$ 1,240,000	$ 381,000